SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF LOSS (Details 1) - CAD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF LOSS
Salaries and benefits	$ 389,000	$ 340,000	$ 245,000
Data processing and retention	13,000	21,000	14,000
Insurance	27,000	26,000	34,000
Other office expenses	55,000	30,000	16,000
Office and administration expenses	$ 484,000	$ 417,000	$ 309,000